ASSETS HELD FOR SALE AND INVENTORIES (Detail Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Assets Held For Sale And Inventories [Line Items]
Impairment loss on financial assets	$ 1,946	$ 2,190